American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2040 Portfolio
April 30, 2023

One Choice 2040 Portfolio - Schedule of Investments
APRIL 30, 2023 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 42.3%
Disciplined Growth Fund G Class	1,464,385	29,111,981
Focused Dynamic Growth Fund G Class(2)	558,103	23,496,155
Focused Large Cap Value Fund G Class	13,364,079	133,239,869
Growth Fund G Class	1,841,605	78,636,536
Heritage Fund G Class(2)	2,586,877	58,670,367
Mid Cap Value Fund G Class	4,664,583	73,140,660
Small Cap Growth Fund G Class	896,762	17,146,081
Small Cap Value Fund G Class	1,776,515	16,255,111
Sustainable Equity Fund G Class	3,791,307	158,893,696
		588,590,456
Domestic Fixed Income Funds — 28.3%
Diversified Bond Fund G Class	27,311,525	258,367,022
High Income Fund G Class	7,521,752	62,355,322
Inflation-Adjusted Bond Fund G Class	4,926,394	53,746,955
Short Duration Fund G Class	1,036,898	10,161,598
Short Duration Inflation Protection Bond Fund G Class	811,606	8,343,314
		392,974,211
International Equity Funds — 18.7%
Emerging Markets Fund G Class	4,863,950	48,785,420
Global Real Estate Fund G Class	2,113,808	24,625,868
International Growth Fund G Class(2)	6,297,773	76,706,875
International Small-Mid Cap Fund G Class	2,708,293	26,216,276
International Value Fund G Class	6,694,972	53,492,824
Non-U.S. Intrinsic Value Fund G Class	3,007,496	29,744,137
		259,571,400
International Fixed Income Funds — 10.7%
Emerging Markets Debt Fund G Class	4,007,055	35,422,368
Global Bond Fund G Class	12,354,282	107,235,165
International Bond Fund G Class(2)	591,927	6,546,714
		149,204,247
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,292,130,433)		1,390,340,314
OTHER ASSETS AND LIABILITIES†		(2,125)
TOTAL NET ASSETS — 100.0%		$1,390,338,189

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2023 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Disciplined Growth Fund	$29,698	$2,107	$3,815	$1,122	$29,112	1,464	$(858)	$262
Focused Dynamic Growth Fund(3)	28,186	1,383	5,743	(330)	23,496	558	(630)	—
Focused Large Cap Value Fund	144,907	10,488	21,926	(229)	133,240	13,364	267	9,217
Growth Fund	88,263	9,289	19,831	916	78,637	1,842	(1,239)	2,150
Heritage Fund(3)	68,671	2,157	14,983	2,825	58,670	2,587	(1,234)	—
Mid Cap Value Fund	91,080	7,514	20,465	(4,988)	73,141	4,665	1,689	5,899
Small Cap Growth Fund	18,047	194	1,898	803	17,146	897	(427)	128
Small Cap Value Fund	19,056	1,226	2,008	(2,019)	16,255	1,777	442	662
Sustainable Equity Fund	113,878	62,376	19,530	2,170	158,894	3,791	1,212	2,223
Diversified Bond Fund	241,777	48,784	26,783	(5,411)	258,367	27,312	(4,320)	6,984
High Income Fund	60,586	4,684	2,146	(769)	62,355	7,522	(305)	3,102
Inflation-Adjusted Bond Fund	51,569	6,625	—	(4,447)	53,747	4,926	—	2,578
Short Duration Fund	9,253	1,584	598	(77)	10,162	1,037	(43)	261
Short Duration Inflation Protection Bond Fund	6,110	2,646	—	(413)	8,343	812	—	392
Emerging Markets Fund	55,924	3,642	12,230	1,449	48,785	4,864	(3,475)	1,549
Global Real Estate Fund	27,264	1,409	2,000	(2,047)	24,626	2,114	(401)	220
International Growth Fund(3)	80,382	3,642	17,857	10,540	76,707	6,298	(3,239)	—
International Small-Mid Cap Fund	28,014	720	3,906	1,388	26,216	2,708	(1,142)	180
International Value Fund	51,560	5,595	9,933	6,271	53,493	6,695	(766)	1,804
Non-U.S. Intrinsic Value Fund	33,210	1,751	10,013	4,796	29,744	3,007	(734)	1,751
Emerging Markets Debt Fund	35,034	1,302	1,784	870	35,422	4,007	(297)	1,302
Global Bond Fund	98,256	18,404	2,597	(6,828)	107,235	12,354	(450)	5,981
International Bond Fund(3)	4,453	2,108	—	(14)	6,547	592	—	—
Equity Growth Fund	60,339	4,852	65,169	(22)	—	—	(6,640)	4,498
	$1,445,517	$204,482	$265,215	$5,556	$1,390,340	115,193	$(22,590)	$51,143
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.